SHARE OPTIONS (Schedule of Grants of Share Options and Warrants) (Details) - Class A Ordinary shares [Member]	6 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Options And Warrants [Abstract]
Outstanding Beginning Balance | shares	40,506,672	46,914,672
Granted | shares	0	12,100,000
Exercised | shares	0	0
Forfeited | shares	(30,000)	0
Outstanding at end of year | shares	40,476,672	59,014,672
Exercisable at end of year | shares	21,074,589	24,029,255
Weighted Average exercise price
Outstanding Beginning Balance	$ 0.26	$ 0.39
Granted	0	0.14
Exercised	0	0
Forfeited	1.29	0
Outstanding at end of year	0.26	0.35
Exercisable at end of year	0.36	0.58
Bottom of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	0.12	0.12
Granted		0.14
Forfeited	1.29
Outstanding at end of year	0.12	0.12
Exercisable at end of year	0.12	0.12
Top of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	1.29	1.34
Granted		0.14
Forfeited	1.29
Outstanding at end of year	1.1	1.34
Exercisable at end of year	$ 1.1	$ 1.34